Loan and Warrant (Details) - CHF (SFr)	1 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Jul. 19, 2016
Statement Line Items [Line Items]
Drawn on term loan facility		SFr 1,435,400
Secured term loan facility [Member]
Statement Line Items [Line Items]
Term loan facility			SFr 20,000,000
Drawn on term loan facility			SFr 12,500,000
Number of common shares exercisable through warrants	783
Exercise price of warrants	SFr 788.00
Interest rate per annum (as a percent)			9.55%
Receivables related, description	The loan was secured by a pledge of the shares of Auris Medical AG owned by the Company, all intercompany receivables owed to the Company by its Swiss subsidiaries and a security assignment of the Company's bank accounts. On April 5, 2018 the Company entered into an agreement with Hercules whereby the terms of the Hercules Loan and Security Agreement were amended to eliminate the $5 million liquidity covenant in exchange for a repayment of $5 million principal amount outstanding under the Hercules Loan and Security Agreement. The loan was initially recognized at transaction value with deductions of the fair value of the warrant at transaction date and directly attributable transactions costs. Subsequent to initial recognition, the loan was measured at amortized cost using the effective interest method.
Fair value revaluation gain related, description	The fair value of the warrant amounted to CHF 0.00. The revaluation gain of the derivative for the twelve months ended December, 2019 amounted to CHF 3,804, which is a decrease of CHF 15,742 when comparing to the same period in 2018. Since its initial recognition as of July 19, 2016, the fair value decreased by CHF 408,180 resulting in a revaluation gain in the corresponding amount (fair value as of July 19, 2016: CHF 408,180).